GOODWILL AND OTHER INTANGIBLE ASSETS - Changes in Goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Goodwill	[1]	$ 161,503	$ 136,105
Acquisitions		41,305	25,366
Foreign currency translations		50	32
Goodwill	[1]	202,858	161,503
Product [Member]
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Goodwill	[1]	129,108	106,497
Acquisitions		30	22,586
Foreign currency translations		39	25
Goodwill	[1]	129,177	129,108
Professional Services [Member]
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Goodwill	[1]	22,497	19,712
Acquisitions		41,275	2,780
Foreign currency translations		7	5
Goodwill	[1]	63,779	22,497
Managed Services [Member]
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Goodwill	[1]	9,898	9,896
Acquisitions		0	0
Foreign currency translations		4	2
Goodwill	[1]	$ 9,902	$ 9,898

[1]	Balance is net of $4,644 thousand in accumulated impairments that were recorded in segments that preceded our current segment organization.